Financial Instruments - Summary of Partnership's Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net Investment In Direct Financing Leases [Line Items]
Direct financing leases	$ 33,215	$ 50,306